Commitments (Rental Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Abstract]
Minimum rentals	$ 139	$ 52	$ 65
Less: Sublease rentals	7	0	0
Rent expense, net	$ 132	$ 52	$ 65